HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 96.1%
	CLO — 64.6%
2,000,000	Anchorage Capital CLO Ltd. Series 2013-1A DR(a),(b)	TSFR3M + 7.062%	12.3760	10/13/30	$ 2,012,884
3,000,000	CBAM Ltd./KY Series 2018-8A E(a),(b)	TSFR3M + 6.062%	11.3790	10/20/29	2,994,696
1,720,000	Denali Capital CLO XI Ltd. Series 2015-1A DR(a),(b)	TSFR3M + 5.872%	11.1890	10/20/28	1,732,052
1,500,000	Ellington CLO IV Ltd. Series 2019-4A D1(a),(b)	TSFR3M + 5.762%	11.0760	04/15/29	1,509,917
2,000,000	Gallatin CLO IX Ltd. Series 2018-1A E(a),(b)	TSFR3M + 5.732%	11.0490	01/21/28	2,005,520
2,000,000	GoldenTree Loan Opportunities IX Ltd. Series 2014-9A ER2(a),(b)	TSFR3M + 5.922%	11.2410	10/29/29	2,004,312
2,800,000	Grippen Park CLO Ltd. Series 2017-1A E(a),(b)	TSFR3M + 5.962%	11.2790	01/20/30	2,795,971
1,300,000	Guggenheim CLO Ltd. Series 2020-1A ER(a),(b)	TSFR3M + 7.412%	12.7260	04/15/31	1,302,666
2,400,000	KKR CLO Ltd. Series 13 ER(a),(b)	TSFR3M + 5.212%	10.5260	01/16/28	2,406,470
1,400,000	Longfellow Place CLO Ltd. Series 2013-1A DRR(a),(b)	TSFR3M + 4.762%	10.0760	04/15/29	1,403,261
1,250,000	Madison Park Funding XIII Ltd. Series 2014-13A ER(a),(b)	TSFR3M + 6.012%	11.3210	04/19/30	1,236,849
1,625,000	Magnetite XVIII Ltd. Series 2016-18A ER(a),(b)	TSFR3M + 5.512%	10.8910	11/15/28	1,601,712
1,401,502	Midocean Credit CLO V Series 2016-5A ER(a),(b)	TSFR3M + 5.862%	11.1710	07/19/28	1,404,783
3,400,000	OCP CLO Ltd. Series 2013-4A DR(a),(b)	TSFR3M + 7.032%	12.3500	04/24/29	3,399,866
2,000,000	OZLM VIII Ltd. Series 2014-8A DRR(a),(b)	TSFR3M + 6.342%	11.6580	10/17/29	1,942,022
750,000	Palmer Square Loan Funding Ltd. Series 2021-2A D(a),(b)	TSFR3M + 5.262%	10.6290	05/20/29	750,212
500,000	Palmer Square Loan Funding Ltd. Series 2021-3A D(a),(b)	TSFR3M + 5.262%	10.5790	07/20/29	500,827
1,250,000	Palmer Square Loan Funding Ltd. Series 2021-4A D(a),(b)	TSFR3M + 5.262%	10.5760	10/15/29	1,251,896
1,250,000	Palmer Square Loan Funding Ltd. Series 2022-1A E(a),(b)	TSFR3M + 7.200%	12.5170	04/15/30	1,256,164
3,000,000	Palmer Square Loan Funding Ltd. Series 2022-3A D(a),(b)	TSFR3M + 8.280%	13.5940	04/15/31	3,009,225
2,000,000	Palmer Square Loan Funding Ltd. Series 2023-1A D(a),(b)	TSFR3M + 8.000%	13.3180	07/20/31	2,014,112
3,000,000	Stratus CLO Ltd. Series 2021-2A E(a),(b)	TSFR3M + 6.012%	11.3290	12/28/29	3,019,005
1,000,000	Stratus CLO Ltd. Series 2021-1A E(a),(b)	TSFR3M + 5.262%	10.5790	12/29/29	1,008,394
1,400,000	Symphony CLO XVII Ltd. Series 2016-17A ER(a),(b)	TSFR3M + 5.812%	11.1260	04/15/28	1,402,807
2,000,000	Symphony Static CLO I Ltd. Series 2021-1A E1(a),(b)	TSFR3M + 5.612%	10.9360	10/25/29	2,003,094
1,500,000	TCI-Flatiron Clo Ltd. Series 2017-1A E(a),(b)	TSFR3M + 6.612%	11.9810	11/18/30	1,510,185
1,197,883	WhiteHorse X Ltd. Series 2015-10A E(a),(b)	TSFR3M + 5.562%	10.8780	04/17/27	1,201,645
					48,680,547
	COLLATERALIZED MORTGAGE OBLIGATIONS — 1.1%
1,039,505	Cascade Funding Mortgage Trust Series 2022-AB2 M3(a),(c)		2.0000	02/25/52	810,875

	NON AGENCY CMBS — 26.9%
192,000	BAMLL Commercial Mortgage Securities Trust Series 2019-BPR EMP(a),(c)		0.0000	11/05/32	170,400

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 96.1% (Continued)
	NON AGENCY CMBS — 26.9% (Continued)
196,000	BX Commercial Mortgage Trust Series 2019-IMC G(a),(b)	TSFR1M + 3.646%	8.9790	04/15/34	$ 193,290
3,343,833	Capital Funding Mortgage Trust Series 2021-19 B(a),(b)	TSFR1M + 15.210%	20.5600	04/27/24	3,330,794
1,453,500	Capital Funding Mortgage Trust Series 2022-P01 B(a),(b)	TSFR1M + 13.700%	19.0530	06/20/24	1,431,339
458,952	Capital Funding Mortgage Trust Series 2022-27 B(a),(b)	TSFR1M + 9.910%	15.2530	02/11/25	446,419
2,600,000	Capital Funding Multifamily Mortgage Trust Series 2022-PM01 B(a),(b)	TSFR1M + 9.500%	14.8530	03/01/25	2,618,066
71,044,831	COMM Mortgage Trust Series 2014-UBS5 XA(c),(d)		0.7580	09/10/47	160,362
3,349,254	COMM Mortgage Trust Series 2015-CR22(c),(d)		0.7600	03/10/48	18,381
6,131,887	COMM Mortgage Trust Series 2015-CR23 XA(c),(d)		0.7840	05/10/48	47,006
3,833,188	COMM Mortgage Trust Series 2015-LC21 XA(c),(d)		0.7770	07/10/48	23,906
57,170,146	COMM Mortgage Trust Series 2015-CR25 XA(c),(d)		0.7360	08/10/48	523,273
7,289,570	CSAIL Commercial Mortgage Trust Series 2015-C1 XA(c),(d)		0.7510	04/15/50	27,515
4,592,045	CSMC Trust Series 2016-NXSR XA(c),(d)		0.6330	12/15/49	65,053
1,300,000	GS Mortgage Securities Corp Trust Series 2018-3PCK C(a),(b)	TSFR1M + 3.614%	8.9470	09/15/31	1,271,789
752,165	GS Mortgage Securities Corporation II Series 2018-SRP5 C(a),(b)	TSFR1M + 4.297%	9.6980	09/15/31	169,423
850,000	GS Mortgage Securities Trust Series 2010-C1 D(a),(c)		6.5710	08/10/43	712,597
15,905,735	JPMBB Commercial Mortgage Securities Trust Series 2014-C18 XA(c),(d)		0.4500	02/15/47	159
19,544,820	JPMBB Commercial Mortgage Securities Trust Series 2014-C19 XA(c),(d)		0.5210	04/15/47	5,003
23,935,612	JPMBB Commercial Mortgage Securities Trust Series 2014-C21 XA(c),(d)		0.8280	08/15/47	26,760
12,209,568	JPMBB Commercial Mortgage Securities Trust Series 2014-C25 XA(c),(d)		0.7430	11/15/47	37,306
4,401,116	JPMBB Commercial Mortgage Securities Trust Series 2015-C27 XA(c),(d)		1.0620	02/15/48	30,296
68,879,168	JPMBB Commercial Mortgage Securities Trust Series 2015-C30 XA(c),(d)		0.3930	07/15/48	330,889
39,698,921	JPMBB Commercial Mortgage Securities Trust Series 2015-C28 XA(c),(d)		0.8540	10/15/48	258,440
1,000,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 D(a),(c)		3.9440	05/15/46	728,015
15,919,993	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19 XA(c),(d)		0.8870	12/15/47	44,208
67,269,102	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24 XA(c),(d)		0.6350	05/15/48	507,936
3,603,450	Wells Fargo Commercial Mortgage Trust Series 2015-LC22 XA(c),(d)		0.6940	09/15/58	33,365
1,000,000	WFRBS Commercial Mortgage Trust Series 2012-C9 E(a),(c)		4.8760	11/15/45	912,868
29,102,048	WFRBS Commercial Mortgage Trust Series 2014-C20 XA(c),(d)		0.8110	05/15/47	291
25,943,864	WFRBS Commercial Mortgage Trust Series 2014-C21 XA(c),(d)		0.9190	08/15/47	104,733
471,250	XCALI Mortgage Trust Series 2021-10 B1(a),(b)	TSFR1M + 8.120%	13.4730	05/26/24	466,367
374,715	XCALI Mortgage Trust Series 2020-5 B1(a),(b)	TSFR1M + 8.370%	13.7230	10/06/24	373,958
419,048	X-Caliber Funding, LLC Series 2023-MF9 B1(a),(b)	TSFR1M + 6.500%	11.8600	11/15/24	421,061
3,665,000	X-Caliber Funding, LLC Series 2021-7 B1(a),(b)	TSFR3M + 6.000%	11.4670	01/06/26	3,567,097

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 96.1% (Continued)
	NON AGENCY CMBS — 26.9% (Continued)
1,200,000	X-Caliber Funding, LLC Series 2024-SURF A(a)	12.0000	08/04/27	$ 1,200,000
				20,258,365
	OTHER ABS — 3.5%
1,367,991	Pagaya AI Debt Trust Series 2023-6 A(a)	7.1280	06/16/31	1,373,507
750,000	Pagaya AI Debt Trust Series 2024-1 A(a)	6.6600	07/15/31	756,467
500,000	Reach Abs Trust Series 2024-1A A(a)	6.3000	02/18/31	502,793
				2,632,767
	TOTAL ASSET BACKED SECURITIES (Cost $72,354,802)			72,382,554

	CORPORATE BONDS — 1.9%
	SPECIALTY FINANCE — 1.9%
500,000	X-Caliber Funding, LLC(a)	11.0000	09/24/24	495,102
1,000,000	X-Caliber Funding, LLC(a)	11.0000	03/01/25	963,259
	TOTAL CORPORATE BONDS (Cost $1,499,861)			1,458,361

Shares
	SHORT-TERM INVESTMENTS — 3.0%
	MONEY MARKET FUNDS – 3.0%
2,221,377	First American Government Obligations Fund Class X, 5.25% (Cost $2,221,377)(e)			2,221,377

	TOTAL INVESTMENTS - 101.0% (Cost $76,076,040)			$ 76,062,292
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%			(738,805)
	NET ASSETS - 100.0%			$ 75,323,487

ABS	- Asset Backed Securities
CLO	- Collateralized Loan Obligations
CMBS	- Commercial Mortgage-Backed Securities
LLC	- Limited Liability Company
LTD	- Limited Company

TSFR1M	Term Secured Overnight Financing Rate 1 Month
TSFR3M	Term Secured Overnight Financing Rate 3 Month

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2024 the total market value of 144A securities is 71,596,033 or 95.1% of net assets.
(b)	Variable rate security; the rate shown represents the rate on January 31, 2024.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Interest only securities.
(e)	Rate disclosed is the seven day effective yield as of January 31, 2024.